RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 25—RELATED PARTY TRANSACTIONS

Agreements with Liberty

In connection with the transactions contemplated by the Merger Agreement and Separation Agreement, ILG and Liberty Interactive Corp. agreed to amend and restate that certain Spinco Agreement, dated May 13, 2008, by and among Liberty, certain affiliates of Liberty and IAC/InterActive Corp., as subsequently assigned to ILG on August 20, 2008. This amended agreement provides that Liberty is entitled to appoint two directors to the Board. So long as Liberty continues to beneficially own at least 10% of ILG’s common stock, Liberty has the right to nominate a proportionate number of directors to ILG’s board of directors. The amended agreement restricts Liberty and its affiliates from acquiring in excess of 35% of ILG’s outstanding shares of common stock without ILG’s consent.

The amended agreement with Liberty, and the respective rights and obligations thereunder, will terminate if Liberty’s beneficial ownership falls below 10% of ILG’s outstanding equity, unless Liberty’s ownership was reduced below 10% not in conjunction with Liberty transferring its shares. In that event, Liberty’s rights will terminate three years from the date of the amended agreement.

Also in connection with the Vistana acquisition, ILG and Liberty amended and restated that certain registration rights agreement, dated as of August 20, 2008, by and among ILG, Liberty and an affiliate of Liberty. The Amended Registration Rights Agreement provides Liberty with four demand registration rights and sets the aggregate offering price threshold for any demand registration statement at $50 million. Pursuant to the Amended Registration Rights Agreement, ILG must prepare a demand registration statement requested by Liberty no earlier than upon termination of the Merger Agreement or sixty days following the consummation of the transactions contemplated by the Merger Agreement.

CLC World Resorts and Hotels

Effective November 4, 2013, CLC became a related party of ILG when VRI Europe Limited, a subsidiary of ILG, purchased CLC’s European shared ownership resort management business and, in connection with this purchase, issued to CLC a noncontrolling interest in VRI Europe. As part of this arrangement, VRI Europe and CLC entered into a shared services arrangement whereby each party provides certain services to one another at an agreed upon cost. VRI Europe’s corresponding income and expense resulting from this shared services arrangement is recorded on a straight‑line basis throughout the year. Additionally, we have an ongoing business relationship with CLC as part of their Interval Network affiliation.

During the year ended December 31, 2017, VRI Europe recorded $1 million and $3 million of income and expense, respectively, in shared services with CLC, which is included within our VO segment. Additionally, we recorded $1 million of Exchange and Rental revenue in 2017 related to membership enrollments and sales of marketing materials. As of December 31, 2017, we had a trade payable of less than $1 million due to CLC, and a receivable of $5 million due from CLC.

During the year ended December 31, 2016, VRI Europe recorded $1 million and $3 million of income and expense, respectively, in shared services with CLC, which is included within our VO segment. Additionally, we recorded less than $1 million of Exchange and Rental revenue in 2016 related to membership enrollments and sales of marketing materials. As of December 31, 2016, we had a trade payable of less than $1 million due to CLC, and a receivable of $1 million due from CLC.

During the year ended December 31, 2015, VRI Europe recorded $1 million and $3 million of income and expense, respectively, in shared services with CLC, which is included within our VO segment. Additionally, we recorded $1 million of Exchange and Rental revenue in 2015 related to membership enrollments and sales of marketing materials.

As of December 31, 2017 and 2016, we had a loan of $15 million due from CLC which is presented within other non-current assets in our consolidated balance sheets. The loan is secured and matures five years subsequent to the funding date with a fixed interest rate payable monthly. The outstanding loan is to be repaid in full at maturity either in cash or by means of a share option exercisable by ILG, at its sole discretion, which would allow for settlement of the loan in CLC’s shares of VRI Europe for contractually determined equivalent value. The funding of this loan was in October 2014. We recorded interest income of $1 million each for the years ended December 31, 2017, 2016 and 2015 in the consolidated statements of income.

Starwood Hotels and Resorts

In connection with the acquisition of Vistana in May 2016, ILG entered into several agreements with Starwood including the license agreement, tax matters agreement, management agreements for certain transferred hotels, transition services agreement, and other commercial agreements. One of our directors was an executive of Starwood during the period from the closing of the Vistana acquisition until he left Starwood following its sale.

Maui Timeshare Venture

In connection with the acquisition of HVO in October of 2014, we acquired a noncontrolling ownership interest in Maui Timeshare Venture, LLC, a joint venture to develop and operate a vacation ownership resort in the state of Hawaii.

During the years ended December 31, 2017 and 2016, we recorded revenue of $15 million and $17 million, respectively, from this joint venture related primarily to resort management and vacation ownership sales and marketing services performed on behalf of the joint venture pursuant to contractual arrangements at market rates. As of December 31, 2017, we had a trade payable of $2 million due to the joint venture.